Concentration of Credit Risk (Details) - Schedule of Single Customers Total Revenue	12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021
Total Revenue [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	11.95%		18.03%		19.70%
Total Revenue [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	10.73%		17.53%			[1]
Total Revenue [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	10.53%			[1]
Total Revenue [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]		[1]	13.02%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	44.98%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	12.81%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	17.15%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	32.10%			[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	19.52%			[1]
Contract Liabilities [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	28.50%			[1]
Contract Liabilities [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	26.44%		15.08%
Contract Liabilities [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	16.72%			[1]
Contract Liabilities [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	10.61%
Contract Liabilities [Member] | Customer Concentration Risk [Member] | Customer J [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	13.22%		17.29%
Supplier A [Member] | Group’s Purchase [Member] | Supplier Concentration Risk [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	17.02%		20.59%			[1]
Supplier B [Member] | Group’s Purchase [Member] | Supplier Concentration Risk [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	17.52%		15.97%		20.81%
Supplier C [Member] | Group’s Purchase [Member] | Supplier Concentration Risk [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	11.04%			[1]		[1]
Supplier C [Member] | Account Payable [Member] | Supplier Concentration Risk [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	34.66%			[1]
Supplier D [Member] | Account Payable [Member] | Supplier Concentration Risk [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	15.82%
Supplier E [Member] | Account Payable [Member] | Supplier Concentration Risk [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	24.58%
Supplier F [Member] | Account Payable [Member] | Supplier Concentration Risk [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	16.92%
Supplier K [Member] | Account Payable [Member] | Supplier Concentration Risk [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	23.66%			[1]
Supplier L [Member] | Account Payable [Member] | Supplier Concentration Risk [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	10.69%			[1]
Supplier M [Member] | Account Payable [Member] | Supplier Concentration Risk [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	10.13%			[1]
Supplier G [Member] | Advance [Member] | Supplier Concentration Risk [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	12.02%
Supplier H [Member] | Advance [Member] | Supplier Concentration Risk [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	22.38%			[1]
Supplier I [Member] | Advance [Member] | Supplier Concentration Risk [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	18.13%			[1]
Supplier J [Member] | Advance [Member] | Supplier Concentration Risk [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	12.32%			[1]

[1]	represent percentage less than 10%